UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.8%
Corporate — 10.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$106,602
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	750	787,133
7.75%, 8/01/31	1,000	1,047,930
Series B, 2.00%, 8/01/28	500	500,735
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	740,901
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	110,705
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	335	399,109
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	377,524
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	480	487,267

		4,557,906
County/City/Special District/School District — 41.3%
City of New York New York, GO:
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	245	287,684
Series A-1, 4.75%, 8/15/25	500	544,420
Series D, 5.38%, 6/01/32	15	15,062
Series G-1, 6.25%, 12/15/31	5	5,782
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	283,612
Sub-Series G-1, 5.00%, 4/01/29	250	292,193
Sub-Series I-1, 5.38%, 4/01/36	450	506,569

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	$455	$570,702
Series J, 5.00%, 8/01/32	1,620	1,875,037
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	900	1,028,025
5.00%, 11/15/45	670	760,517
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	848,058
5.00%, 7/01/33	250	281,705
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (d)	4,155	1,428,988
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (d)	2,000	630,200
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	500	164,425
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	950	275,054
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	113,479
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	333,541
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	250	256,060
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	178,460
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	230,688
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	119,790
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	675,909
(AGM), 5.00%, 2/15/47	750	781,372

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(NPFGC), 4.50%, 2/15/47	$790	$816,789
(NPFGC), 5.00%, 2/15/47	465	483,535
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,531,912
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	321,044
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	120	126,043
4 World Trade Center Project, 5.00%, 11/15/31	750	852,742
4 World Trade Center Project, 5.75%, 11/15/51	340	392,268
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	347,194
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	607,304
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	566,436

		18,532,599
Education — 33.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	148,191
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	200	204,192
Build NYC Resource Corp., Refunding RB:
5.00%, 6/01/32	450	515,525
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	281,485
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	345,988

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$250	$275,730
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	126,182
Carnegie Hall, 4.75%, 12/01/39	400	441,340
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	610	683,169
Series B, 4.00%, 8/01/35 (e)	110	111,184
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	281,658
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	63,854
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	568,800
5.00%, 7/01/41	500	554,800
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	136,172
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	212,268
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	113,679
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	181,883
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	105	119,616

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$300	$350,283
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	309,060
New York University, Series B, 5.00%, 7/01/42	500	564,125
Series B, 5.75%, 3/15/36	300	343,290
Series C, 5.00%, 12/15/16 (c)	155	162,240
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	166,128
Teachers College, Series B, 5.00%, 7/01/42	1,040	1,162,782
Touro College & University System, Series A, 5.25%, 1/01/34	250	274,035
Touro College & University System, Series A, 5.50%, 1/01/39	500	542,305
University of Rochester, Series A, 5.13%, 7/01/39	215	240,712
University of Rochester, Series A, 5.75%, 7/01/39	175	198,739
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	115,471
Brooklyn Law School, 5.75%, 7/01/33	125	139,556
Cornell University, Series A, 5.00%, 7/01/40	150	170,436
Fordham University, 5.00%, 7/01/44	340	381,011
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	400	449,532
New York University, Series A, 5.00%, 7/01/37	445	507,518
New York University, Series A, 5.00%, 7/01/42	1,750	1,974,437
Skidmore College, Series A, 5.00%, 7/01/28	250	285,195
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	415,597
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	411,632

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Teachers College, 5.50%, 3/01/39	$350	$391,027

		14,920,827
Health — 17.3%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	568,540
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	401,278
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,125
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	405,649
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	320,688
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	211,726
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	88,706
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	264,727
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,135,163
Series B, 6.00%, 11/01/30	200	227,360

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal on Hudson Project, 5.00%, 1/01/34	$500	$535,670
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,542
Mental Health Services (AGM), 5.00%, 2/15/22	330	364,818
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	212,071
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	252,129
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	500	579,520
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	307,850
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	357,248
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,099,330
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	276,710

		7,754,850
Housing — 2.3%
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	515,140

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$500	$505,105

		1,020,245
State — 4.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 7/15/43	250	281,772
State of New York, GO, Series A, 5.00%, 2/15/39	250	278,398
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	92,445
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,144,360
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	291,415

		2,088,390
Tobacco — 1.0%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	72,829
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	207,838
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	170	189,507

		470,174
Transportation — 17.1%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	281,172
Series C, 6.50%, 11/15/28	700	810,166
Series D, 5.25%, 11/15/41	1,000	1,170,250
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	298,140

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Series D, 5.25%, 11/15/31	$250	$297,347
Series D, 5.25%, 11/15/32	170	202,062
Series F, 5.00%, 11/15/30	500	583,570
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	583,350
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	173,397
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	509,990
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	153,894
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/32	270	302,859
Consolidated, 189th Series, 5.00%, 5/01/45	575	658,582
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	440	495,383
General, Series I, 5.00%, 1/01/42	140	156,457
Series J, 5.00%, 1/01/41	250	280,130
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	162,119
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	170	94,563
General, CAB, Series B, 0.00%, 11/15/32 (d)	210	114,362
General, Series A, 5.25%, 11/15/45	275	321,425

		7,649,218
Utilities — 7.7%
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	500	609,545

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, RB, General (continued):
Series A (AGM), 5.00%, 5/01/36	$225	$249,010
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	100	115,030
New York City Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	288,747
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	670,920
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	240	239,643
Series E, 5.00%, 12/15/41	1,115	1,279,284

		3,452,179
Total Municipal Bonds in New York		60,446,388
Puerto Rico — 0.6%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	269,143
Total Municipal Bonds — 135.4%		60,715,531

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New York — 20.6%
County/City/Special District/School District — 5.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	284,538
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	924,792

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$1,050	$1,205,200

		2,414,530
State — 3.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	553,740
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	700	798,712
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	303,440

		1,655,892
Transportation — 4.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	723,902
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	360	415,127
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	704,286

		1,843,315
Utilities — 7.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	450,902

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$990	$1,149,925
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,716,600

		3,317,427
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.6%		9,231,164
Total Long-Term Investments (Cost — $63,814,287) — 156.0%		69,946,695

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (h)(i)	1,529,645	1,529,645
Total Short-Term Securities (Cost — $1,529,645) — 3.4%		1,529,645
Total Investments (Cost — $65,343,932*) — 159.4%		71,476,340
Other Assets Less Liabilities — 1.7%		766,259
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.8)%		(5,311,755)
VRDP Shares, at Liquidation Value — (49.3)%		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$44,830,844

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,124,467

Gross unrealized appreciation	$6,146,849
Gross unrealized depreciation	(105,167)

Net unrealized appreciation	$6,041,682

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.

(h)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BIF New York Municipal Money Fund	1,383,932	145,713	1,529,645	—

(i)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized (Depreciation)
(2)	5-Year U.S. Treasury Note	March 2016	$237,359	$(34)
(5)	10-Year U.S. Treasury Note	March 2016	$632,188	(1,257)
(2)	Long U.S. Treasury Bond	March 2016	$308,000	(1,003)
(1)	Ultra U.S. Treasury Bond	March 2016	$158,437	(642)
Total				$(2,936)

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$69,946,695	—	$69,946,695
Short-Term Securities	$1,529,645	—	—	1,529,645

Total	$1,529,645	$69,946,695	—	$71,476,340

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(2,936)	—	—	$(2,936)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$20,350	—	—	$20,350
Liabilities:
TOB Trust Certificates	—	$(5,310,191)	—	(5,310,191)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$20,350	$(27,410,191)	—	$(27,389,841)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2016